Mining interests - Schedule of Purchase Price Calculation (Details) - USD ($) $ in Thousands	Oct. 05, 2023	Sep. 07, 2022
Gramalote Project
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 20,000
Fair value of contingent consideration	14,298
Transaction costs	393
Purchase price	$ 34,691
Oklo Resources Limited
Disclosure of detailed information about business combination [line items]
Fair value of shares issued		$ 35,658
Shares issued (in shares)		10,742,814
Cash consideration		$ 18,426
Transaction costs		1,358
Loan facility		1,346
Purchase price		$ 56,788